Document and Entity Information	Jul. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2021
Entity Registrant Name	SUBURBAN PROPANE PARTNERS LP
Entity Central Index Key	0001005210
Entity File Number	1-14222
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	22-3410353
Entity Address, Address Line One	240 Route 10 West
Entity Address, City or Town	Whippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07981
City Area Code	(973)
Local Phone Number	887-5300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	SPH
Security Exchange Name	NYSE